Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024 [1]
Current assets:
Cash and cash equivalents		$ 5,069	$ 10,008
Cash and cash equivalents held in Reserve Fund		3,120	14,209
Short-term investments	[2]		2,922
Short-term investments held in Reserve Fund			11,802
Trade receivables		17	19
Prepaid expenses and other receivables		989	2,426
Receivables for sale of subsidiary		808	5,265
Total current assets		10,003	46,651
Non-current assets:
Long-term investments held in Reserve Fund			8,314
Long-term investments		490	490
Digital assets		1,147	985
Property and equipment, net		24	185
Intangible assets, net			1,483
Goodwill			1,017
Right-of-use-assets, net			223
Total non-current assets		1,661	12,697
Total Assets		11,664	59,348
Current liabilities:
Accounts payable and accrued expenses		4,715	1,570
Liability for Reserve Fund distribution		3,120
Lease liability			228
INX Token liability		24,258	25,833
INX Token warrant liability			660
Total current liabilities		32,093	28,291
Equity
Ordinary shares of GBP 0.001 par value; Authorized: 100,000,000 shares at December 31, 2025, and 2024; Issued and Outstanding: 47,635,875 shares.		60	60
Share premium		49,474	49,474
Contribution to equity by controlling shareholder		10,236	9,908
Other comprehensive income			591
Accumulated deficit		(80,199)	(28,976)
Total Equity		(20,429)	31,057
Total Liabilities and Equity		$ 11,664	$ 59,348

[1]	After retrospective application of SAB 122 – see Note 3a
[2]	Classified as level 1 inputs in the fair value hierarchy.